SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 008 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Text Block]

EIN #13-4996950

Plan #008

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(Schedule H, Line 4i)

DECEMBER 31, 2025

	Investment		Current
Identity of Issue, Borrower, Lessor or Similar Party	Description	Cost	Value
American Funds EuroPacific Growth Fund R6	Mutual Fund	$17,508,199	$19,340,926
John Hancock Disciplined Value Mid Cap Fund	Mutual Fund	18,331,848	16,912,866
PIMCO Total Return Institutional Fund	Mutual Fund	22,792,436	20,842,648
T. Rowe Price Small Cap Value I Class Fund	Mutual Fund	14,418,057	15,462,550
*Vanguard Equity Income Fund	Mutual Fund	22,870,989	24,506,176
*Vanguard Extended Market Index Institutional Fund	Mutual Fund	14,242,795	22,567,386
*Vanguard Federal Money Market	Money Market	2,357,312	2,357,312
*Vanguard Institutional Index Fund Institutional Plus Shares	Mutual Fund	115,640,154	118,724,880
*Vanguard Total Bond Market Index Institutional Fund	Mutual Fund	19,669,364	18,997,799
*Vanguard Total International Stock Index Fund	Mutual Fund	12,774,731	15,898,377
*Vanguard Wellington Fund	Mutual Fund	26,982,895	28,499,642
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class	Collective Trust	103,143,666	103,013,795
MFS Mid Cap Growth Fund	Collective Trust	16,453,538	20,966,523
*Vanguard Retirement Savings Trust III	Collective Trust	46,241,716	46,241,716
*Vanguard Target Retirement 2020 Trust I	Collective Trust	13,794,109	15,279,799
*Vanguard Target Retirement 2025 Trust I	Collective Trust	31,804,875	35,817,741
*Vanguard Target Retirement 2030 Trust I	Collective Trust	37,342,025	42,334,165
*Vanguard Target Retirement 2035 Trust I	Collective Trust	62,229,565	71,416,042
*Vanguard Target Retirement 2040 Trust I	Collective Trust	50,800,797	58,649,294
*Vanguard Target Retirement 2045 Trust I	Collective Trust	54,772,791	63,934,834
*Vanguard Target Retirement 2050 Trust I	Collective Trust	51,066,135	60,002,454
*Vanguard Target Retirement 2055 Trust I	Collective Trust	34,838,622	40,905,312
*Vanguard Target Retirement 2060 Trust I	Collective Trust	19,562,365	22,965,389
*Vanguard Target Retirement 2065 Trust I	Collective Trust	4,959,345	5,786,068
*Vanguard Target Retirement 2070 Trust I	Collective Trust	388,276	474,415
*Vanguard Target Retirement Income Trust I	Collective Trust	7,663,410	8,441,262
*Vanguard Target Retirement Income And Growth Trust I	Collective Trust	289,050	311,013
*Participant loans (various maturity dates with interest rates ranging from 4.25% to 9.5%)	Loan	-	3,924,951
Totals		$822,939,065	$904,575,335

*Party-in-interest

See Report of Independent Registered Public Accounting Firm.